AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.3%
	AEROSPACE/DEFENSE — 1.0%
44,879	Archer Aviation, Inc. - Class A*	$437,570
	AGRICULTURE — 0.8%
9,603	Vital Farms, Inc.*	361,937
	AUTO MANUFACTURERS — 2.7%
31,176	Rivian Automotive, Inc. - Class A*	414,641
31,765	XPeng, Inc. - ADR*,1	375,462
16,725	ZEEKR Intelligent Technology Holding Ltd. - ADR*,1	474,656
		1,264,759
	AUTO PARTS & EQUIPMENT — 3.6%
37,628	Contemporary Amperex Technology Co., Ltd. - Class A	1,363,352
57,964	QuantumScape Corp.*	300,833
		1,664,185
	BIOTECHNOLOGY — 8.4%
19,537	Arcturus Therapeutics Holdings, Inc.*	331,543
3,695	BioNTech S.E. - ADR*,1	421,045
272,617	Caribou Biosciences, Inc.*	433,461
35,473	CRISPR Therapeutics A.G.*,1	1,396,217
76,260	Editas Medicine, Inc.*	96,850
12,724	Moderna, Inc.*	529,064
24,140	Prime Medicine, Inc.*	70,489
61,857	Recursion Pharmaceuticals, Inc. - Class A*	418,153
28,204	Verve Therapeutics, Inc.*	159,071
		3,855,893
	BUILDING MATERIALS — 1.4%
9,591	Trex Co., Inc.*	662,067
	COMPUTERS — 7.4%
817	Crowdstrike Holdings, Inc. - Class A*	279,545
11,602	International Business Machines Corp.	2,550,468
14,428	Rapid7, Inc.*	580,438
		3,410,451
	COSMETICS/PERSONAL CARE — 0.8%
56,256	Honest Co., Inc.*	389,854
	ELECTRIC — 2.3%
38,717	Brookfield Renewable Corp.[1]	1,070,912
	ELECTRONICS — 4.3%
19,588	ABB Ltd. - ADR[1]	1,052,071

AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRONICS (Continued)
3,001	Advanced Energy Industries, Inc.	$347,006
15,337	NEXTracker, Inc. - Class A*	560,261
		1,959,338
	ENERGY-ALTERNATE SOURCES — 6.4%
3,684	Enphase Energy, Inc.*	253,017
144,435	Freyr Battery, Inc.*	372,642
41,031	JinkoSolar Holding Co., Ltd. - ADR[1]	1,021,672
3,423	Sunrun, Inc.*	31,663
38,360	TPI Composites, Inc.*	72,500
87,313	Vestas Wind Systems A/S*	1,189,133
		2,940,627
	FOOD — 7.7%
43,576	Natural Grocers by Vitamin Cottage, Inc.	1,730,838
14,155	Sprouts Farmers Market, Inc.*	1,798,676
		3,529,514
	HEALTHCARE-PRODUCTS — 0.5%
127,642	Pacific Biosciences of California, Inc.*	233,585
	HEALTHCARE-SERVICES — 0.1%
4,963	Ginkgo Bioworks Holdings, Inc.*	48,737
	INVESTMENT COMPANIES — 3.6%
37,664	HA Sustainable Infrastructure Capital, Inc.	1,010,525
72,281	Horizon Technology Finance Corp.	649,806
		1,660,331
	IRON/STEEL — 0.3%
2,321	Commercial Metals Co.	115,122
	OFFICE FURNISHINGS — 2.2%
27,043	Interface, Inc.	658,497
31,247	Steelcase, Inc. - Class A	369,340
		1,027,837
	REITS — 15.9%
8,538	Alexandria Real Estate Equities, Inc.	832,882
8,320	BXP, Inc.	618,675
8,464	Digital Realty Trust, Inc.	1,500,921
1,208	Equinix, Inc.	1,139,011
164,500	Hudson Pacific Properties, Inc.	498,435
13,093	Kilroy Realty Corp.	529,612
18,534	SL Green Realty Corp.	1,258,829

AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS (Continued)
21,868	Vornado Realty Trust	$919,331
		7,297,696
	SEMICONDUCTORS — 27.4%
2,549	Analog Devices, Inc.	541,561
12,333	Applied Materials, Inc.	2,005,716
2,566	ASML Holding N.V.[1]	1,778,443
36,432	Infineon Technologies A.G.	1,184,575
22,810	Lam Research Corp.	1,647,566
10,727	QUALCOMM, Inc.	1,647,882
18,975	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	3,747,373
5,367	Wolfspeed, Inc.*	35,744
		12,588,860
	SOFTWARE — 1.1%
14,734	Tempus AI, Inc.*	497,420
	TELECOMMUNICATIONS — 1.4%
31,605	SK Telecom Co., Ltd. - ADR[1]	664,969
	TOTAL COMMON STOCKS
	(Cost $42,040,841)	45,681,664
	TOTAL INVESTMENTS — 99.3%
	(Cost $42,040,841)	45,681,664
	Other Assets in Excess of Liabilities — 0.7%	309,266
	TOTAL NET ASSETS — 100.0%	$45,990,930

ADR – American Depository Receipt

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.